Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724
Buildings	66,132	70,072
Computer equipment and software	689,979	550,119
Office furniture and fixtures	51,849	45,856
Laboratory equipment	55,111	56,217
Leasehold improvements	62,034	55,000
Motor vehicles	65	79
Total Cost	928,894	781,067
Less accumulated depreciation and asset write offs	(546,015)	(419,883)
Property, plant and equipment (net)	$ 382,879	$ 361,184